Shareholder Report, Line Graph (Details) 198656_Scharf Multi-Asset Opportunity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 10,094,600	$ 8,462,557	$ 7,435,596	$ 8,305,807	$ 7,131,731	$ 6,543,412	$ 6,121,345	$ 5,757,652	$ 5,383,986	$ 5,000,000	$ 10,995,199
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	17,657,519	12,949,993	10,648,150	12,597,194	9,689,779	8,414,989	8,071,632	6,845,564	5,771,522	5,000,000	$ 20,764,832
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	$ 5,830,741	$ 5,226,154	$ 5,192,692	$ 6,080,410	$ 6,135,324	$ 5,734,758	$ 5,199,429	$ 5,263,436	$ 5,259,622	$ 5,000,000	$ 5,998,884